Strive 1000 Growth ETF
Schedule of Investments
October 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 97.6%
Advertising - 0.1%
72	Interpublic Group of Cos., Inc.	$2,045
576	Trade Desk, Inc. - Class A (a)	40,873
		42,918
Aerospace & Defense - 1.2%
85	Axon Enterprise, Inc. (a)	17,382
805	Boeing Co. (a)	150,390
96	BWX Technologies, Inc.	7,131
34	Curtiss-Wright Corp.	6,760
52	General Dynamics Corp.	12,548
53	HEICO Corp.	8,396
126	HEICO Corp. - Class A	16,018
56	Hexcel Corp.	3,467
219	Howmet Aerospace, Inc.	9,658
19	Huntington Ingalls Industries, Inc.	4,177
92	L3Harris Technologies, Inc.	16,506
133	Lockheed Martin Corp.	60,467
87	Northrop Grumman Corp.	41,014
26	Textron, Inc.	1,976
72	TransDigm Group, Inc. (a)	59,622
35	Woodward, Inc.	4,365
		419,877
Agricultural & Farm Machinery - 0.4%
331	Deere & Co.	120,934
136	Toro Co.	10,994
		131,928
Agricultural Products & Services - 0.0% (c)
192	Darling Ingredients, Inc. (a)	8,504
Air Freight & Logistics - 0.2%
4	CH Robinson Worldwide, Inc.	327
185	Expeditors International of Washington, Inc.	20,211
108	GXO Logistics, Inc. (a)	5,455
264	United Parcel Service, Inc. - Class B	37,290
		63,283
Alternative Carriers - 0.0% (c)
145	Iridium Communications, Inc.	5,372
Apparel Retail - 0.5%
90	Burlington Stores, Inc. (a)	10,893
366	Ross Stores, Inc.	42,445
1,526	TJX Cos., Inc.	134,395
		187,733

Strive 1000 Growth ETF
Schedule of Investments
October 31, 2023 (Unaudited)

Shares		Value
Apparel, Accessories & Luxury Goods - 0.2%
19	Columbia Sportswear Co.	1,402
162	Lululemon Athletica, Inc. (a)	63,744
11	Ralph Lauren Corp.	1,238
40	Tapestry, Inc.	1,102
		67,486
Application Software - 4.5%
610	Adobe, Inc. (a)	324,557
120	ANSYS, Inc. (a)	33,391
20	Appfolio, Inc. - Class A (a)	3,751
240	AppLovin Corp. - Class A (a)	8,746
27	Aspen Technology, Inc. (a)	4,799
200	Atlassian Corp. - Class A (a)	36,128
288	Autodesk, Inc. (a)	56,917
288	Bentley Systems, Inc. - Class B	14,008
130	BILL Holdings, Inc. (a)	11,868
360	Cadence Design Systems, Inc. (a)	86,346
156	CCC Intelligent Solutions Holdings, Inc. (a)	1,680
204	Confluent, Inc. - Class A (a)	5,898
356	Datadog, Inc. - Class A (a)	29,003
264	DocuSign, Inc. (a)	10,264
140	DoubleVerify Holdings, Inc. (a)	3,896
360	Dropbox, Inc. - Class A (a)	9,468
317	Dynatrace, Inc. (a)	14,173
105	Elastic N.V. ADR (a)(b)	7,879
32	Fair Isaac Corp. (a)	27,068
96	Five9, Inc. (a)	5,556
55	Guidewire Software, Inc. (a)	4,957
116	HashiCorp, Inc. - Class A (a)	2,284
62	HubSpot, Inc. (a)	26,274
364	Intuit, Inc.	180,162
81	Manhattan Associates, Inc. (a)	15,793
288	Nutanix, Inc. - Class A (a)	10,423
2,498	Palantir Technologies, Inc. - Class A (a)	36,970
56	Pegasystems, Inc.	2,393
96	Procore Technologies, Inc. (a)	5,865
144	PTC, Inc. (a)	20,220
120	RingCentral, Inc. - Class A (a)	3,190
132	Roper Technologies, Inc.	64,491
1,259	Salesforce, Inc. (a)	252,845
193	Samsara, Inc. - Class A (a)	4,453
168	Smartsheet, Inc. - Class A (a)	6,643
216	Splunk, Inc. (a)	31,787
48	SPS Commerce, Inc. (a)	7,696

Strive 1000 Growth ETF
Schedule of Investments
October 31, 2023 (Unaudited)

Shares		Value
Application Software - 4.5% (cont’d)
204	Synopsys, Inc. (a)	95,766
64	Tyler Technologies, Inc. (a)	23,866
336	Unity Software, Inc. (a)	8,524
264	Workday, Inc. - Class A (a)	55,891
325	Zoom Video Communications, Inc. - Class A (a)	19,494
		1,575,383
Asset Management & Custody Banks - 0.7%
9	Affiliated Managers Group, Inc.	1,105
74	Ameriprise Financial, Inc.	23,278
242	Ares Management Corp. - Class A	23,859
99	BlackRock, Inc.	60,616
946	Blackstone, Inc.	87,363
346	Blue Owl Capital, Inc.	4,266
676	KKR & Co., Inc.	37,450
96	SEI Investments Co.	5,151
6	TPG, Inc.	166
		243,254
Automobile Manufacturers - 2.2%
1,081	Lucid Group, Inc. (a)(d)	4,454
939	Rivian Automotive, Inc. - Class A (a)	15,231
3,710	Tesla, Inc. (a)	745,116
		764,801
Automotive Parts & Equipment - 0.1%
193	Aptiv PLC ADR (a)(b)	16,830
171	Gentex Corp.	4,904
350	QuantumScape Corp. (a)	1,827
		23,561
Automotive Retail - 0.5%
24	AutoZone, Inc. (a)	59,451
128	CarMax, Inc. (a)	7,820
123	Carvana Co. (a)(d)	3,321
17	Murphy USA, Inc.	6,166
84	O'Reilly Automotive, Inc. (a)	78,157
111	Valvoline, Inc.	3,293
		158,208
Biotechnology - 1.8%
786	AbbVie, Inc.	110,967
168	Alnylam Pharmaceuticals, Inc. (a)	25,502
221	Amgen, Inc.	56,510
120	Apellis Pharmaceuticals, Inc. (a)	5,839
144	Arrowhead Pharmaceuticals, Inc. (a)	3,541
43	Biogen, Inc. (a)	10,214
240	BioMarin Pharmaceutical, Inc. (a)	19,548

Strive 1000 Growth ETF
Schedule of Investments
October 31, 2023 (Unaudited)

Shares		Value
Biotechnology - 1.8% (cont’d)
96	CRISPR Therapeutics AG ADR (a)(b)(e)	3,736
99	Denali Therapeutics, Inc. (a)	1,864
240	Exact Sciences Corp. (a)	14,782
408	Exelixis, Inc. (a)	8,401
192	Halozyme Therapeutics, Inc. (a)	6,503
240	Incyte Corp. (a)	12,943
40	Karuna Therapeutics, Inc. (a)	6,664
434	Moderna, Inc. (a)	32,967
139	Natera, Inc. (a)	5,486
128	Neurocrine Biosciences, Inc. (a)	14,200
146	Regeneron Pharmaceuticals, Inc. (a)	113,864
494	Roivant Sciences Ltd. ADR (a)(b)	4,268
116	Sarepta Therapeutics, Inc. (a)	7,808
187	Seagen, Inc. (a)	39,795
343	Vertex Pharmaceuticals, Inc. (a)	124,204
		629,606
Brewers - 0.0% (c)
9	Boston Beer Co., Inc. - Class A (a)	3,006
Broadline Retail - 4.6%
12,112	Amazon.com, Inc. (a)	1,611,986
290	eBay, Inc.	11,377
168	Etsy, Inc. (a)	10,466
		1,633,829
Building Products - 0.6%
133	A.O. Smith Corp.	9,278
96	Advanced Drainage Systems, Inc.	10,256
78	Allegion PLC ADR (b)	7,672
29	Armstrong World Industries, Inc.	2,201
110	Builders FirstSource, Inc. (a)	11,937
49	Carlisle Cos., Inc.	12,450
843	Carrier Global Corp.	40,177
50	Fortune Brands Innovations, Inc.	2,790
650	Johnson Controls International PLC ADR (b)	31,863
40	Lennox International, Inc.	14,822
124	Masco Corp.	6,459
13	Owens Corning	1,474
56	Simpson Manufacturing Co., Inc.	7,458
232	Trane Technologies PLC ADR (b)	44,152
144	Trex Co., Inc. (a)	8,094
		211,083

Strive 1000 Growth ETF
Schedule of Investments
October 31, 2023 (Unaudited)

Shares		Value
Cable & Satellite - 0.1%
54	Charter Communications, Inc. - Class A (a)	21,751
19	Liberty Broadband Corp. - Class A (a)	1,583
168	Liberty Broadband Corp. - Class C (a)	13,996
99	Liberty Media Corp. - Liberty SiriusXM - Class A (a)	2,425
198	Liberty Media Corp. - Liberty SiriusXM - Class K (a)	4,861
229	Sirius XM Holdings, Inc.	980
		45,596
Cargo Ground Transportation - 0.3%
108	JB Hunt Transport Services, Inc.	18,562
3	Knight-Swift Transportation Holdings, Inc.	147
32	Landstar System, Inc.	5,273
138	Old Dominion Freight Line, Inc.	51,979
34	Saia, Inc. (a)	12,188
5	U-Haul Holding Co. (a)	246
57	U-Haul Holding Co. - Class B (Non-voting shares)	2,691
		91,086
Casinos & Gaming - 0.2%
28	Boyd Gaming Corp.	1,547
174	Caesars Entertainment, Inc. (a)	6,941
96	Churchill Downs, Inc.	10,545
480	DraftKings, Inc. - Class A (a)	13,257
120	Light & Wonder, Inc. (a)	8,773
37	MGM Resorts International	1,292
127	Wynn Resorts Ltd.	11,148
		53,503
Commercial & Residential Mortgage Finance - 0.0% (c)
156	Rocket Cos., Inc. - Class A (a)	1,153
54	UWM Holdings Corp.	262
		1,415
Commodity Chemicals - 0.0% (c)
73	Olin Corp.	3,119
Communications Equipment - 0.6%
333	Arista Networks, Inc. (a)	66,723
114	Ciena Corp. (a)	4,811
1,232	Cisco Systems, Inc.	64,224
49	F5, Inc. (a)	7,428
144	Juniper Networks, Inc.	3,876
62	Lumentum Holdings, Inc. (a)	2,431
223	Motorola Solutions, Inc.	62,097
		211,590
Computer & Electronics Retail - 0.0% (c)
136	GameStop Corp. - Class A (a)(d)	1,873

Strive 1000 Growth ETF
Schedule of Investments
October 31, 2023 (Unaudited)

Shares		Value
Construction & Engineering - 0.2%
100	AECOM	7,655
195	API Group Corp. (a)	5,044
40	EMCOR Group, Inc.	8,266
56	MasTec, Inc. (a)	3,329
192	Quanta Services, Inc.	32,087
25	Valmont Industries, Inc.	4,923
288	WillScot Mobile Mini Holdings Corp. (a)	11,350
		72,654
Construction Machinery & Heavy Transportation Equipment - 0.3%
342	Caterpillar, Inc.	77,309
24	Cummins, Inc.	5,191
18	PACCAR, Inc.	1,486
105	Westinghouse Air Brake Technologies Corp.	11,132
		95,118
Construction Materials - 0.2%
41	Eagle Materials, Inc.	6,310
88	Martin Marietta Materials, Inc.	35,987
180	Vulcan Materials Co.	35,368
		77,665
Consumer Electronics - 0.0% (c)
105	Garmin Ltd. ADR (b)	10,766
Consumer Finance - 0.2%
372	American Express Co.	54,323
5	Credit Acceptance Corp. (a)	2,012
59	Discover Financial Services	4,843
		61,178
Consumer Staples Merchandise Retail - 1.4%
61	BJ's Wholesale Club Holdings, Inc. (a)	4,155
590	Costco Wholesale Corp.	325,940
170	Dollar General Corp.	20,237
188	Dollar Tree, Inc. (a)	20,885
60	Target Corp.	6,647
725	Walmart, Inc.	118,472
		496,336
Copper - 0.1%
1,330	Freeport-McMoRan, Inc.	44,927
Data Processing & Outsourced Services - 0.1%
157	Broadridge Financial Solutions, Inc.	26,790
110	Genpact Ltd. ADR (b)	3,689
58	Maximus, Inc.	4,334
171	SS&C Technologies Holdings, Inc.	8,593
		43,406

Strive 1000 Growth ETF
Schedule of Investments
October 31, 2023 (Unaudited)

Shares		Value
Distillers & Vintners - 0.1%
63	Brown-Forman Corp. - Class A	3,617
408	Brown-Forman Corp. - Class B	22,913
87	Constellation Brands, Inc. - Class A	20,371
		46,901
Distributors - 0.1%
89	Genuine Parts Co.	11,468
103	LKQ Corp.	4,524
61	Pool Corp.	19,262
		35,254
Diversified Banks - 0.0% (c)
8	First Citizens BancShares, Inc. - Class A	11,046
Diversified Financial Services - 0.1%
364	Apollo Global Management, Inc.	28,188
Diversified Support Services - 0.3%
114	Cintas Corp.	57,812
1,237	Copart, Inc. (a)	53,834
44	Vestis Corp. (a)	673
		112,319
Education Services - 0.0% (c)
53	Bright Horizons Family Solutions, Inc. (a)	3,925
Electric Utilities - 0.3%
61	Alliant Energy Corp.	2,976
14	IDACORP, Inc.	1,326
1,781	NextEra Energy, Inc.	103,832
171	Southern Co.	11,508
12	Xcel Energy, Inc.	711
		120,353
Electrical Components & Equipment - 0.7%
10	Acuity Brands, Inc.	1,620
328	AMETEK, Inc.	46,173
410	Eaton Corp. PLC ADR (b)	85,243
312	Emerson Electric Co.	27,759
78	Generac Holdings, Inc. (a)	6,557
61	Hubbell, Inc.	16,476
53	NEXTracker, Inc. - Class A (a)	1,842
169	nVent Electric PLC ADR (b)	8,134
768	Plug Power, Inc. (a)(d)	4,524
20	Regal Rexnord Corp.	2,368
152	Rockwell Automation, Inc.	39,947
49	Sensata Technologies Holding PLC ADR (b)	1,562
102	Sunrun, Inc. (a)	984

Strive 1000 Growth ETF
Schedule of Investments
October 31, 2023 (Unaudited)

Shares		Value

408	Vertiv Holdings Co.	16,022
		259,211
Electronic Components - 0.2%
792	Amphenol Corp. - Class A	63,796
148	Coherent Corp. (a)	4,381
145	Corning, Inc.	3,880
31	Littelfuse, Inc.	6,717
		78,774
Electronic Equipment & Instruments - 0.3%
229	Cognex Corp.	8,242
240	Keysight Technologies, Inc. (a)	29,292
56	Teledyne Technologies, Inc. (a)	20,977
301	Trimble, Inc. (a)	14,186
97	Vontier Corp.	2,867
72	Zebra Technologies Corp. - Class A (a)	15,079
		90,643
Electronic Manufacturing Services - 0.1%
43	Flex Ltd. ADR (a)(b)	1,106
27	IPG Photonics Corp. (a)	2,319
51	Jabil, Inc.	6,263
228	TE Connectivity Ltd. ADR (b)	26,870
		36,558
Environmental & Facilities Services - 0.5%
64	Clean Harbors, Inc. (a)	9,835
254	Republic Services, Inc.	37,716
312	Rollins, Inc.	11,734
7	Stericycle, Inc. (a)	289
72	Tetra Tech, Inc.	10,866
300	Veralto Corp. (a)	20,700
508	Waste Management, Inc.	83,480
		174,620
Fertilizers & Agricultural Chemicals - 0.1%
943	Corteva, Inc.	45,396
66	FMC Corp.	3,511
		48,907
Financial Exchanges & Data - 1.3%
133	Cboe Global Markets, Inc.	21,797
80	CME Group, Inc.	17,077
192	Coinbase Global, Inc. - Class A (a)	14,807
48	FactSet Research Systems, Inc.	20,731
600	Intercontinental Exchange, Inc.	64,464
48	MarketAxess Holdings, Inc.	10,260
209	Moody's Corp.	64,372

Strive 1000 Growth ETF
Schedule of Investments
October 31, 2023 (Unaudited)

Shares		Value
Financial Exchanges & Data - 1.3% (cont’d)
33	Morningstar, Inc.	8,357
104	MSCI, Inc.	49,041
344	Nasdaq, Inc.	17,062
432	S&P Global, Inc.	150,902
122	Tradeweb Markets, Inc. - Class A	10,981
		449,851
Food Distributors - 0.0% (c)
2	Performance Food Group Co. (a)	116
65	Sysco Corp.	4,322
281	US Foods Holding Corp. (a)	10,942
		15,380
Food Retail - 0.0% (c)
29	Casey's General Stores, Inc.	7,885
Footwear - 0.6%
73	Crocs, Inc. (a)	6,520
36	Deckers Outdoor Corp. (a)	21,494
1,633	NIKE, Inc. - Class B	167,823
274	On Holding AG - Class A ADR (a)(b)	7,034
109	Skechers USA, Inc. - Class A (a)	5,256
		208,127
Gold - 0.0% (c)
86	Royal Gold, Inc.	8,972
Health Care Distributors - 0.0% (c)
96	Henry Schein, Inc. (a)	6,238
Health Care Equipment - 2.8%
2,225	Abbott Laboratories	210,374
193	Baxter International, Inc.	6,259
229	Becton Dickinson & Co.	57,887
1,896	Boston Scientific Corp. (a)	97,056
559	Dexcom, Inc. (a)	49,656
816	Edwards Lifesciences Corp. (a)	51,995
24	Envista Holdings Corp. (a)	558
452	GE HealthCare Technologies, Inc.	30,090
154	Globus Medical, Inc. - Class A (a)	7,039
233	Hologic, Inc. (a)	15,418
116	IDEXX Laboratories, Inc. (a)	46,339
37	Inspire Medical Systems, Inc. (a)	5,445
96	Insulet Corp. (a)	12,727
34	Integra LifeSciences Holdings Corp. (a)	1,223
472	Intuitive Surgical, Inc. (a)	123,768
72	Masimo Corp. (a)	5,841
368	Medtronic PLC ADR (b)	25,966

Strive 1000 Growth ETF
Schedule of Investments
October 31, 2023 (Unaudited)

Shares		Value
Health Care Equipment - 2.8% (cont’d)
87	Novocure Ltd. ADR (a)(b)	1,157
48	Penumbra, Inc. (a)	9,175
61	QuidelOrtho Corp. (a)	3,726
192	ResMed, Inc.	27,114
48	Shockwave Medical, Inc. (a)	9,900
130	STERIS PLC ADR (b)	27,297
456	Stryker Corp.	123,220
44	Teleflex, Inc.	8,129
138	Zimmer Biomet Holdings, Inc.	14,409
		971,768
Health Care Facilities - 0.1%
80	Acadia Healthcare Co., Inc. (a)	5,881
41	Encompass Health Corp.	2,565
155	HCA Healthcare, Inc.	35,052
14	Universal Health Services, Inc. - Class B	1,762
		45,260
Health Care Services - 0.1%
414	agilon health, Inc. (a)(d)	7,452
27	Chemed Corp.	15,192
34	DaVita, Inc. (a)	2,626
150	Guardant Health, Inc. (a)	3,882
240	Option Care Health, Inc. (a)	6,655
52	Quest Diagnostics, Inc.	6,765
227	R1 RCM, Inc. (a)	2,676
		45,248
Health Care Supplies - 0.1%
96	Align Technology, Inc. (a)	17,721
77	Cooper Cos., Inc.	24,005
133	DENTSPLY SIRONA, Inc.	4,044
13	ICU Medical, Inc. (a)	1,275
		47,045
Health Care Technology - 0.0% (c)
144	Doximity, Inc. - Class A (a)	2,942
207	Teladoc Health, Inc. (a)	3,424
		6,366
Home Furnishings - 0.0% (c)
223	Tempur Sealy International, Inc.	8,904
Home Improvement Retail - 1.2%
144	Floor & Decor Holdings, Inc. - Class A (a)	11,866
1,010	Home Depot, Inc.	287,537
663	Lowe's Cos., Inc.	126,348
		425,751

Strive 1000 Growth ETF
Schedule of Investments
October 31, 2023 (Unaudited)

Shares		Value
Homebuilding - 0.1%
96	D.R. Horton, Inc.	10,022
3	NVR, Inc. (a)	16,238
40	TopBuild Corp. (a)	9,150
		35,410
Homefurnishing Retail - 0.0% (c)
17	RH (a)	3,705
107	Wayfair, Inc. - Class A (a)	4,559
		8,264
Hotels, Resorts & Cruise Lines - 1.0%
494	Airbnb, Inc. - Class A (a)	58,435
49	Booking Holdings, Inc. (a)	136,688
38	Choice Hotels International, Inc.	4,199
27	Expedia Group, Inc. (a)	2,573
343	Hilton Worldwide Holdings, Inc.	51,975
37	Hyatt Hotels Corp. - Class A	3,790
369	Marriott International, Inc. - Class A	69,579
294	Royal Caribbean Cruises Ltd. ADR (a)(b)	24,911
38	Wyndham Hotels & Resorts, Inc.	2,751
		354,901
Household Products - 1.3%
312	Church & Dwight Co., Inc.	28,373
115	Clorox Co.	13,536
564	Colgate-Palmolive Co.	42,368
179	Kimberly-Clark Corp.	21,416
2,311	Procter & Gamble Co.	346,719
33	Reynolds Consumer Products, Inc.	839
		453,251
Human Resource & Employment Services - 0.6%
552	Automatic Data Processing, Inc.	120,457
192	Ceridian HCM Holding, Inc. (a)	12,290
344	Paychex, Inc.	38,201
72	Paycom Software, Inc.	17,638
55	Paylocity Holding Corp. (a)	9,867
38	Robert Half, Inc.	2,841
41	TriNet Group, Inc. (a)	4,213
		205,507
Independent Power Producers & Energy Traders - 0.0% (c)
56	Vistra Corp.	1,832
Industrial Conglomerates - 0.4%
302	General Electric Co.	32,806
511	Honeywell International, Inc.	93,646
		126,452

Strive 1000 Growth ETF
Schedule of Investments
October 31, 2023 (Unaudited)

Shares		Value
Industrial Gases - 0.9%
250	Air Products and Chemicals, Inc.	70,610
661	Linde PLC ADR (b)	252,608
		323,218
Industrial Machinery & Supplies & Components - 1.1%
56	Chart Industries, Inc. (a)	6,509
51	Crane Co.	4,964
105	Donaldson Co., Inc.	6,054
144	Dover Corp.	18,713
84	Flowserve Corp.	3,084
249	Fortive Corp.	16,255
216	Graco, Inc.	16,060
117	IDEX Corp.	22,395
294	Illinois Tool Works, Inc.	65,891
530	Ingersoll Rand, Inc.	32,160
67	ITT, Inc.	6,254
76	Lincoln Electric Holdings, Inc.	13,285
48	Middleby Corp. (a)	5,418
72	Nordson Corp.	15,306
464	Otis Worldwide Corp.	35,825
139	Parker-Hannifin Corp.	51,278
170	Pentair PLC ADR (b)	9,880
37	RBC Bearings, Inc. (a)	8,134
30	Snap-on, Inc.	7,738
9	Symbotic, Inc. (a)(d)	306
17	Timken Co.	1,175
266	Xylem, Inc.	24,882
		371,566
Insurance Brokers - 0.9%
258	Aon PLC - Class A ADR (b)	79,825
280	Arthur J. Gallagher & Co.	65,937
312	Brown & Brown, Inc.	21,659
679	Marsh & McLennan Cos., Inc.	128,772
120	Ryan Specialty Holdings, Inc. (a)	5,184
91	Willis Towers Watson PLC ADR (b)	21,466
		322,843
Integrated Oil & Gas - 0.2%
649	Exxon Mobil Corp.	68,697
Interactive Home Entertainment - 0.2%
325	Electronic Arts, Inc.	40,232
24	Playtika Holding Corp. (a)	202
627	Roblox Corp. - Class A (a)	19,945

Strive 1000 Growth ETF
Schedule of Investments
October 31, 2023 (Unaudited)

Shares		Value
Interactive Home Entertainment - 0.2% (cont’d)
171	Take-Two Interactive Software, Inc. (a)	22,871
		83,250
Interactive Media & Services - 7.9%
7,946	Alphabet, Inc. - Class A (a)	985,940
6,704	Alphabet, Inc. - Class C (a)	840,011
120	Bumble, Inc. - Class A (a)	1,613
50	IAC, Inc. (a)	2,128
2,971	Meta Platforms, Inc. - Class A (a)	895,073
677	Pinterest, Inc. - Class A (a)	20,229
1,368	Snap, Inc. - Class A (a)	13,694
17	Ziff Davis, Inc. (a)	1,028
456	ZoomInfo Technologies, Inc. (a)	5,910
		2,765,626
Internet Services & Infrastructure - 0.6%
170	Akamai Technologies, Inc. (a)	17,566
375	Cloudflare, Inc. - Class A (a)	21,259
216	GoDaddy, Inc. - Class A (a)	15,818
90	MongoDB, Inc. (a)	31,013
240	Okta, Inc. (a)	16,178
390	Snowflake, Inc. - Class A (a)	56,601
222	Twilio, Inc. - Class A (a)	11,380
120	VeriSign, Inc. (a)	23,959
		193,774
Investment Banking & Brokerage - 0.3%
1,021	Charles Schwab Corp.	53,133
6	Evercore, Inc. - Class A	781
66	Houlihan Lokey, Inc.	6,634
110	Interactive Brokers Group, Inc. - Class A	8,808
102	LPL Financial Holdings, Inc.	22,901
92	Raymond James Financial, Inc.	8,780
154	Robinhood Markets, Inc. - Class A (a)	1,408
		102,445
IT Consulting & Other Services - 0.9%
844	Accenture PLC - Class A ADR (b)	250,744
96	Amdocs Ltd. ADR (b)	7,695
182	Cognizant Technology Solutions Corp. - Class A	11,734
72	EPAM Systems, Inc. (a)	15,665
102	Gartner, Inc. (a)	33,868
60	Globant S.A. ADR (a)(b)	10,217
		329,923

Strive 1000 Growth ETF
Schedule of Investments
October 31, 2023 (Unaudited)

Shares		Value
Leisure Facilities - 0.0% (c)
120	Planet Fitness, Inc. - Class A (a)	6,632
32	Vail Resorts, Inc.	6,792
		13,424
Leisure Products - 0.0% (c)
480	Mattel, Inc. (a)	9,158
9	Polaris, Inc.	778
120	YETI Holdings, Inc. (a)	5,102
		15,038
Life & Health Insurance - 0.0% (c)
9	Globe Life, Inc.	1,047
26	Primerica, Inc.	4,970
		6,017

Life Sciences Tools & Services - 2.0%
120	10X Genomics, Inc. - Class A (a)	4,234
385	Agilent Technologies, Inc.	39,797
816	Avantor, Inc. (a)	14,223
11	Bio-Rad Laboratories, Inc. - Class A (a)	3,028
192	Bio-Techne Corp.	10,489
144	Bruker Corp.	8,208
72	Charles River Laboratories International, Inc. (a)	12,122
901	Danaher Corp.	173,010
104	ICON PLC ADR (a)(b)	25,372
121	Illumina, Inc. (a)	13,240
240	IQVIA Holdings, Inc. (a)	43,399
31	Medpace Holdings, Inc. (a)	7,523
29	Mettler-Toledo International, Inc. (a)	28,571
72	Repligen Corp. (a)	9,688
112	Revvity, Inc.	9,279
120	Sotera Health Co. (a)	1,519
515	Thermo Fisher Scientific, Inc.	229,057
83	Waters Corp. (a)	19,798
96	West Pharmaceutical Services, Inc.	30,556
		683,113
Managed Health Care - 1.6%
91	Elevance Health, Inc.	40,958
99	HealthEquity, Inc. (a)	7,096
31	Humana, Inc.	16,234
54	Molina Healthcare, Inc. (a)	17,979
903	UnitedHealth Group, Inc.	483,611
		565,878
Metal, Glass & Plastic Containers - 0.1%
48	AptarGroup, Inc.	5,869
312	Ball Corp.	15,023

Strive 1000 Growth ETF
Schedule of Investments
October 31, 2023 (Unaudited)

Metal, Glass & Plastic Containers - 0.1% (cont’d)
35	Crown Holdings, Inc.	2,821
		23,713
Movies & Entertainment - 1.1%
15	AMC Entertainment Holdings, Inc. - Class A (a)	160
129	Endeavor Group Holdings, Inc. - Class A	2,936
31	Liberty Media Corp. - Liberty Formula One - Class A (a)	1,784
258	Liberty Media Corp. - Liberty Formula One - Class C (a)	16,690
26	Liberty Media Corp. - Liberty Live - Class A (a)	812
59	Liberty Media Corp. - Liberty Live - Class C (a)	1,880
182	Live Nation Entertainment, Inc. (a)	14,564
8	Madison Square Garden Sports Corp. (a)	1,345
596	Netflix, Inc. (a)	245,367
168	Roku, Inc. (a)	10,008
32	Spotify Technology S.A. ADR (a)(b)	5,272
56	TKO Group Holdings, Inc.	4,591
879	Walt Disney Co. (a)	71,718
136	Warner Music Group Corp. - Class A	4,257
		381,384
Multi-Sector Holdings - 1.1%
1,095	Berkshire Hathaway, Inc. - Class B (a)	373,756
Multi-Utilities - 0.1%
24	Ameren Corp.	1,817
73	CMS Energy Corp.	3,967
6	Public Service Enterprise Group, Inc.	370
206	Sempra	14,426
102	WEC Energy Group, Inc.	8,302
		28,882
Office Services & Supplies - 0.0% (c)
38	MSA Safety, Inc.	5,999
Oil & Gas Drilling - 0.0% (c)
146	Noble Corp. PLC ADR (b)	6,817
280	Transocean Ltd. ADR (a)(b)	1,854
		8,671
Oil & Gas Equipment & Services - 0.2%
161	ChampionX Corp.	4,959
77	Halliburton Co.	3,029
170	NOV, Inc.	3,393
1,184	Schlumberger N.V. ADR (b)	65,901
		77,282
Oil & Gas Exploration & Production - 0.2%
362	Hess Corp.	52,273
7	Texas Pacific Land Corp.	12,922
		65,195

Strive 1000 Growth ETF
Schedule of Investments
October 31, 2023 (Unaudited)

Oil & Gas Storage & Transportation - 0.2%
254	Cheniere Energy, Inc.	42,271
85	New Fortress Energy, Inc.	2,576
288	Targa Resources Corp.	24,080
4	Williams Cos., Inc.	138
		69,065
Other Specialty Retail - 0.2%
120	Chewy, Inc. - Class A (a)	2,320
26	Dick's Sporting Goods, Inc.	2,781
72	Five Below, Inc. (a)	12,527
144	Tractor Supply Co.	27,729
64	Ulta Beauty, Inc. (a)	24,404
		69,761
Packaged Foods & Meats - 0.5%
7	Campbell Soup Co.	283
52	Flowers Foods, Inc.	1,140
272	General Mills, Inc.	17,745
192	Hershey Co.	35,971
124	Hormel Foods Corp.	4,036
6	J M Smucker Co.	683
34	Kellanova	1,716
192	Lamb Weston Holdings, Inc.	17,242
24	Lancaster Colony Corp.	4,060
248	McCormick & Co., Inc.	15,847
1,233	Mondelez International, Inc. - Class A	81,637
3	Post Holdings, Inc. (a)	241
8	WK Kellogg Co. (a)	80
		180,681
Paper & Plastic Packaging Products & Materials - 0.0% (c)
63	Avery Dennison Corp.	10,966
17	Graphic Packaging Holding Co.	366
7	Sealed Air Corp.	216
		11,548
Passenger Ground Transportation - 0.4%
3,631	Grab Holdings Ltd. - Class A ADR (a)(b)	11,147
212	Lyft, Inc. - Class A (a)	1,944
2,587	Uber Technologies, Inc. (a)	111,965
		125,056
Personal Care Products - 0.2%
194	BellRing Brands, Inc. (a)	8,484
282	Coty, Inc. - Class A (a)	2,642
288	Estee Lauder Cos., Inc. - Class A	37,115
1,762	Kenvue, Inc.	32,773
		81,014

Strive 1000 Growth ETF
Schedule of Investments
October 31, 2023 (Unaudited)

Pharmaceuticals - 3.5%
313	Bristol-Myers Squibb Co.	16,129
216	Catalent, Inc. (a)	7,428
1,139	Eli Lilly & Co.	630,926
9	Jazz Pharmaceuticals PLC ADR (a)(b)	1,143
1,623	Johnson & Johnson	240,756
2,443	Merck & Co., Inc.	250,896
294	Royalty Pharma PLC - Class A ADR (b)	7,900
564	Zoetis, Inc.	88,548
		1,243,726
Property & Casualty Insurance - 0.6%
278	Arch Capital Group Ltd. ADR (a)(b)	24,097
11	Cincinnati Financial Corp.	1,096
24	Erie Indemnity Co. - Class A	6,629
29	Kinsale Capital Group, Inc.	9,683
13	Markel Group, Inc. (a)	19,117
769	Progressive Corp.	121,571
40	RLI Corp.	5,330
24	Selective Insurance Group, Inc.	2,499
54	W.R. Berkley Corp.	3,641
		193,663
Publishing - 0.0% (c)
201	New York Times Co. - Class A	8,102
12	News Corp. - Class A	248
4	News Corp. - Class B	86
		8,436
Rail Transportation - 0.5%
1,788	CSX Corp.	53,372
121	Norfolk Southern Corp.	23,086
461	Union Pacific Corp.	95,708
		172,166
Real Estate Development - 0.0% (c)
24	Howard Hughes Holdings, Inc. (a)	1,592
Real Estate Services - 0.2%
275	CBRE Group, Inc. - Class A (a)	19,069
528	CoStar Group, Inc. (a)	38,760
44	Zillow Group, Inc. - Class A (a)	1,563
177	Zillow Group, Inc. - Class C (a)	6,416
		65,808
Regional Banks - 0.0% (c)
17	Commerce Bancshares, Inc.	746
87	First Financial Bankshares, Inc.	2,092
		2,838
Reinsurance - 0.0% (c)
31	RenaissanceRe Holdings Ltd. ADR (b)	6,807

Strive 1000 Growth ETF
Schedule of Investments
October 31, 2023 (Unaudited)

Renewable Electricity - 0.0% (c)
28	NextEra Energy Partners LP	758
Research & Consulting Services - 0.4%
169	Booz Allen Hamilton Holding Corp.	20,268
18	CACI International, Inc. - Class A (a)	5,846
591	Clarivate PLC ADR (a)(b)	3,771
225	Dun & Bradstreet Holdings, Inc.	1,971
168	Equifax, Inc.	28,488
48	FTI Consulting, Inc. (a)	10,188
83	Jacobs Solutions, Inc.	11,064
169	KBR, Inc.	9,827
49	Leidos Holdings, Inc.	4,857
24	Science Applications International Corp.	2,622
264	TransUnion	11,584
195	Verisk Analytics, Inc.	44,335
		154,821
Restaurants - 1.4%
90	Aramark	2,424
38	Chipotle Mexican Grill, Inc. (a)	73,804
92	Darden Restaurants, Inc.	13,389
39	Domino's Pizza, Inc.	13,221
186	DoorDash, Inc. - Class A (a)	13,941
54	Dutch Bros, Inc. - Class A (a)	1,314
762	McDonald's Corp.	199,774
1,411	Starbucks Corp.	130,151
87	Texas Roadhouse, Inc.	8,834
123	Wendy's Co.	2,339
355	Yum! Brands, Inc.	42,905
		502,096
Semiconductor Materials & Equipment - 1.1%
42	Amkor Technology, Inc.	876
1,118	Applied Materials, Inc.	147,967
170	Enphase Energy, Inc. (a)	13,529
192	Entegris, Inc.	16,904
179	KLA Corp.	84,076
177	Lam Research Corp.	104,115
64	MKS Instruments, Inc.	4,202
72	SolarEdge Technologies, Inc. (a)	5,468
216	Teradyne, Inc.	17,986
		395,123
Semiconductors - 7.5%
2,145	Advanced Micro Devices, Inc. (a)	211,283
603	Analog Devices, Inc.	94,870
543	Broadcom, Inc.	456,864
63	Cirrus Logic, Inc. (a)	4,217

Strive 1000 Growth ETF
Schedule of Investments
October 31, 2023 (Unaudited)

Semiconductors - 7.5% (cont’d)
130	First Solar, Inc. (a)	18,519
109	GLOBALFOUNDRIES, Inc. ADR (a)(b)(d)	5,409
192	Lattice Semiconductor Corp. (a)	10,677
1,218	Marvell Technology, Inc.	57,514
700	Microchip Technology, Inc.	49,903
60	Monolithic Power Systems, Inc.	26,504
3,189	NVIDIA Corp.	1,300,474
337	NXP Semiconductors N.V. ADR (b)	58,109
576	ON Semiconductor Corp. (a)	36,081
96	Qorvo, Inc. (a)	8,392
1,083	Qualcomm, Inc.	118,036
144	Rambus, Inc. (a)	7,824
39	Silicon Laboratories, Inc. (a)	3,595
90	Skyworks Solutions, Inc.	7,807
25	Synaptics, Inc. (a)	2,092
1,061	Texas Instruments, Inc.	150,673
58	Universal Display Corp.	8,072
163	Wolfspeed, Inc. (a)	5,516
		2,642,431
Soft Drinks & Non-alcoholic Beverages - 1.4%
74	Celsius Holdings, Inc. (a)	11,255
3,430	Coca-Cola Co.	193,761
101	Keurig Dr. Pepper, Inc.	3,063
1,008	Monster Beverage Corp. (a)	51,509
1,467	PepsiCo, Inc.	239,532
		499,120
Specialized Consumer Services - 0.0% (c)
146	Service Corp. International	7,945
Specialized Finance - 0.0% (c)
906	SoFi Technologies, Inc. (a)	6,840
Specialty Chemicals - 0.6%
152	Albemarle Corp.	19,271
16	Ashland, Inc.	1,226
183	Axalta Coating Systems Ltd. ADR (a)(b)	4,800
162	DuPont de Nemours, Inc.	11,807
277	Ecolab, Inc.	46,464
1,882	Ginkgo Bioworks Holdings, Inc. (a)(d)	2,578
196	PPG Industries, Inc.	24,063
126	RPM International, Inc.	11,500
329	Sherwin-Williams Co.	78,371
		200,080
Steel - 0.0% (c)
8	Reliance Steel & Aluminum Co.	2,035

Strive 1000 Growth ETF
Schedule of Investments
October 31, 2023 (Unaudited)

Systems Software - 11.6%
288	Crowdstrike Holdings, Inc. - Class A (a)	50,910
43	CyberArk Software Ltd. ADR (a)(b)	7,037
62	Dolby Laboratories, Inc. - Class A	5,018
872	Fortinet, Inc. (a)	49,852
489	Gen Digital, Inc.	8,147
106	Gitlab, Inc. - Class A (a)	4,588
9,994	Microsoft Corp.	3,379,071
34	Monday.com Ltd. ADR (a)(b)	4,420
2,092	Oracle Corp.	216,313
401	Palo Alto Networks, Inc. (a)	97,451
308	SentinelOne, Inc. - Class A (a)	4,814
279	ServiceNow, Inc. (a)	162,336
209	Teradata Corp. (a)	8,928
483	UiPath, Inc. - Class A (a)	7,501
304	VMware, Inc. - Class A (a)	44,278
120	Zscaler, Inc. (a)	19,043
		4,069,707
Technology Distributors - 0.1%
161	CDW Corp.	32,264
Technology Hardware, Storage & Peripherals - 9.8%
19,908	Apple, Inc.	3,399,689
123	NetApp, Inc.	8,952
481	Pure Storage, Inc. - Class A (a)	16,263
11	Seagate Technology Holdings PLC ADR (b)	751
59	Super Micro Computer, Inc. (a)	14,129
30	Western Digital Corp. (a)	1,205
		3,440,989
Tobacco - 0.0% (c)
13	Philip Morris International, Inc.	1,159
Trading Companies & Distributors - 0.5%
79	Core & Main, Inc. - Class A (a)	2,376
722	Fastenal Co.	42,121
187	Ferguson PLC ADR (b)	28,087
58	SiteOne Landscape Supply, Inc. (a)	7,991
59	United Rentals, Inc.	23,970
54	Watsco, Inc.	18,840
19	WESCO International, Inc.	2,436
64	W.W. Grainger, Inc.	46,709
		172,530
Transaction & Payment Processing Services - 3.4%
273	Affirm Holdings, Inc. (a)	4,808
786	Block, Inc. (a)	31,637
30	Euronet Worldwide, Inc. (a)	2,305
821	Fiserv, Inc. (a)	93,389

Strive 1000 Growth ETF
Schedule of Investments
October 31, 2023 (Unaudited)

Transaction & Payment Processing Services - 3.4% (cont’d)
96	FleetCor Technologies, Inc. (a)	21,616
109	Global Payments, Inc.	11,578
96	Jack Henry & Associates, Inc.	13,535
1,131	Mastercard, Inc. - Class A	425,652
1,492	PayPal Holdings, Inc. (a)	77,286
469	Toast, Inc. - Class A (a)	7,499
2,161	Visa, Inc. - Class A	508,051
53	WEX, Inc. (a)	8,823
		1,206,179
Water Utilities - 0.1%
170	American Water Works Co., Inc.	20,001
184	Essential Utilities, Inc.	6,157
		26,158
Wireless Telecommunication Services - 0.2%
400	T-Mobile US, Inc. (a)	57,544
	TOTAL COMMON STOCKS (Cost $34,011,751)	34,418,809

REAL ESTATE INVESTMENT TRUSTS - 1.9%
Data Center - 0.3%
217	Digital Realty Trust, Inc.	26,986
123	Equinix, Inc.	89,746
		116,732
Health Care - 0.0% (c)
122	Welltower, Inc.	10,200
Industrial - 0.4%
78	Americold Realty Trust, Inc.	2,045
54	EastGroup Properties, Inc.	8,816
168	First Industrial Realty Trust, Inc.	7,106
1,155	Prologis, Inc.	116,366
289	Rexford Industrial Realty, Inc.	12,496
102	STAG Industrial, Inc.	3,388
		150,217
Multi-Family Residential - 0.2%
102	AvalonBay Communities, Inc.	16,906
101	Camden Property Trust	8,573
146	Equity Residential	8,078
25	Essex Property Trust, Inc.	5,348
108	Mid-America Apartment Communities, Inc.	12,760
241	UDR, Inc.	7,666
		59,331
Other Specialized - 0.1%
266	Iron Mountain, Inc.	15,713
34	Lamar Advertising Co. - Class A	2,797
		18,510

Strive 1000 Growth ETF
Schedule of Investments
October 31, 2023 (Unaudited)

Retail - 0.0% (c)
14	Agree Realty Corp.	783
9	Brixmor Property Group, Inc.	187
24	Federal Realty Investment Trust	2,189
10	Realty Income Corp.	474
48	Regency Centers Corp.	2,892
		6,525
Self-Storage - 0.1%
176	CubeSmart	6,000
183	Extra Space Storage, Inc.	18,957
41	National Storage Affiliates Trust	1,169
59	Public Storage	14,084
		40,210
Single-Family Residential - 0.2%
384	American Homes 4 Rent - Class A	12,572
216	Equity LifeStyle Properties, Inc.	14,213
816	Invitation Homes, Inc.	24,227
148	Sun Communities, Inc.	16,464
		67,476
Telecom Tower - 0.5%
636	American Tower Corp.	113,329
364	Crown Castle, Inc.	33,845
144	SBA Communications Corp.	30,043
		177,217
Timber - 0.0% (c)
99	Rayonier, Inc.	2,499
446	Weyerhaeuser Co.	12,796
		15,295
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $731,364)	661,713

CONTINGENT VALUE RIGHTS - 0.0% (c)
Health Care Equipment - 0.0% (c)
4	ABIOMED, Inc. (a)(e)	0
	TOTAL CONTINGENT VALUE RIGHTS (Cost $0)	0

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.1%
25,583	First American Government Obligations Fund - Class X, 5.27% (f)	25,583
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $25,583)	25,583

MONEY MARKET FUNDS - 0.3%
96,059	First American Government Obligations Fund - Class X, 5.27% (f)	96,059
	TOTAL MONEY MARKET FUNDS (Cost $96,059)	96,059

Strive 1000 Growth ETF
Schedule of Investments
October 31, 2023 (Unaudited)

TOTAL INVESTMENTS (Cost $34,864,757) - 99.9%	$35,202,164
Other Assets in Excess of Liabilities - 0.1%	26,355
TOTAL NET ASSETS - 100.0%	$35,228,518

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a) Non-income producing security.
(b) Foreign issued security.
(c) Represents less than 0.05% of net assets.
(d) This security or a portion of this security was out on loan as of October 31, 2023. Total loaned securities had a market value of $25,030 as of October 31, 2023.
(e) Security fair valued by the Valuation Committee in good faith in accordance with the policies adopted by the Board of Trustees.
(f) Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Global Fund Services, LLC.

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a) Non-income producing security.
(b) Foreign issued security.
(c) Represents less than 0.05% of net assets.
(d) This security or a portion of this security was out on loan as of October 31, 2023. Total loaned securities had a market value of $25,030 as of October 31, 2023.
(e) Security fair valued by the Valuation Committee in good faith in accordance with the policies adopted by the Board of Trustees.
(f) Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Global Fund Services, LLC.

SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.
Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of October 31, 2023, the Strive 1000 Growth ETF did hold securities valued by the valuation designee.
As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Fund’s investments as of October 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets*
Common Stocks	$34,415,073	$ -	$3,736	$34,418,809
Real Estate Investment Trust	661,713	-	-	661,713
Contingent Value Rights	0	-	-	0
Investments Purchased with Proceeds from Securities Lending	25,583	-	-	25,583
Money Market Funds	96,059	-	-	96,059
Total Investments in Securities	$35,198,428	$ -	$3,736	$35,202,164
* For further detail on each asset class, see the Schedule of Investments
During the fiscal year ended October 31, 2023. Strive 1000 Growth ETF did invest in Level 3 investments and recognized the transfer to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

Value, Beginning of Period	$—
Purchases	—
Proceeds from Sales	—
Net Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	—
Transfers In/(Out) of Level 3	3,736
Value, End of Year	$3,736